New and Amended Standards and Interpretations	12 Months Ended
Dec. 31, 2023
New and Amended Standards and Interpretations [Abstract]
New and Amended Standards and Interpretations
3.	New and Amended Standards and Interpretations:

Amendments that resulted from improvements to IFRS to the following standards did not have any significant impact on the accounting policies, financial position or performance of the Bank:

IAS 1 Presentation of Financial Statements and IFRS Practice Statement No. 2 Accounting Policy Disclosures. The amendments required companies to disclosed material information in order to improve the disclosures of their accounting policies and provide useful information to investors and other users of financial statements. To help entities apply the amendments to IAS 1, the Board also amended IFRS Practice Statement No.2 to illustrate how an entity can judge whether accounting policy information is material to its financial statements.

IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Definition of Accounting Estimate. The IASB incorporated changes to the definition of accounting estimates contained in IAS 8, the amendments were intended to help entities distinguish changes in accounting estimates from changes in accounting policies.

IAS 12 Income Tax. Deferred taxes related to assets and liabilities arising from a single transaction. The IASB published amendments, to specify how companies should account for deferred taxes on transactions such as leases and decommissioning obligations. IAS 12 Income Tax specifies how a company accounts for income tax, including deferred tax, which represents tax to be paid or recovered in the future. In certain circumstances, companies are exempt from recognizing deferred taxes when they first recognize assets or liabilities. Prior to the amendment, there was some uncertainty as to whether the exemption applied to transactions such as leases and decommissioning obligations, transactions for which companies recognize both an asset and a liability. The amendments clarify that the exemption does not apply and that companies are required to recognize deferred taxes on such transactions. The purpose of the amendments is to reduce the different forms of reporting deferred tax on leases and decommissioning obligations.